Leases - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Total cash outflow from leases	₩ 74,517	₩ 77,733
Interest income on lease receivables	₩ 182	₩ 276